Bank borrowings- Maturity schedule (Details) ¥ in Millions, $ in Millions	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 8,841	$ 1,395	¥ 3,606
Bank borrowings
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	8,841
Between 1 to 2 years	732
Between 2 to 3 years	27,960
Between 3 to 4 years	2,791
Between 4 to 5 years	1,907
Beyond 5 years	4,921
Total borrowings	¥ 47,152